Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023	Oct. 31, 2023	[1]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 4,086
Balance at end of period	4,118	$ 4,086	$ 3,936	$ 4,118	$ 3,936
Loans	3,920	3,898	3,715	3,920	3,715	$ 3,902
Undrawn credit facilities and other off-balance sheet exposures	198	188	221	198	221
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	499	503	384	456	293
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(16)	(12)	(6)	(35)	(15)
Provision for (reversal of) credit losses changes in model		15	2	15	2
Provision for (reversal of) credit losses net remeasurement	32	1	106	94	221
Total provision for (reversal of) credit losses	16	4	102	74	208
Write-offs	(8)	(4)	(21)	(15)	(31)
Recoveries	3			7	5
Interest income on impaired loans	(9)	(6)	(4)	(21)	(12)
Foreign exchange and other	1	2	(6)	1	(8)
Balance at end of period	502	499	455	502	455
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,095	1,098	920	1,064	939
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(16)	(17)	(4)	(50)	(31)
Provision for (reversal of) credit losses changes in model			(1)		(1)
Provision for (reversal of) credit losses net remeasurement	137	128	185	428	346
Total provision for (reversal of) credit losses	121	111	180	378	314
Write-offs	(146)	(132)	(117)	(404)	(304)
Recoveries	15	15	14	47	52
Interest income on impaired loans	(2)	(2)	(2)	(5)	(4)
Foreign exchange and other	1	5	(5)	4	(7)
Balance at end of period	1,084	1,095	990	1,084	990
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	792	774	732	772	868
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	3	1	(8)	(9)	(46)
Provision for (reversal of) credit losses net remeasurement	211	163	182	522	302
Total provision for (reversal of) credit losses	214	164	174	513	256
Write-offs	(198)	(177)	(147)	(535)	(426)
Recoveries	33	31	30	91	91
Balance at end of period	841	792	789	841	789
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,700	1,807	1,545	1,825	1,176
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(39)	(3)	(6)	(70)	(16)
Provision for (reversal of) credit losses changes in model			(3)	41	3
Provision for (reversal of) credit losses net remeasurement	171	238	289	646	704
Total provision for (reversal of) credit losses	132	235	280	617	691
Write-offs	(142)	(385)	(80)	(749)	(128)
Recoveries	18	31	3	67	19
Interest income on impaired loans	(20)	(21)	(15)	(64)	(27)
Foreign exchange and other	3	33	(31)	(5)	(29)
Balance at end of period	1,691	1,700	1,702	1,691	1,702
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	763
Balance at end of period	774	763	730	774	730
Loans	684	667	639	684	639
Undrawn credit facilities and other off-balance sheet exposures	90	96	91	90	91
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	92	88	78	90	57
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	3	4	4	11	9
Provision for (reversal of) credit losses changes in model			1		1
Provision for (reversal of) credit losses net remeasurement	(41)	(18)	(4)	(79)	(20)
Transfers to 12-month ECL	40	19	26	76	61
Transfers to lifetime ECL performing	(3)	(2)	(11)	(7)	(14)
Total provision for (reversal of) credit losses	(1)	3	16	1	37
Foreign exchange and other		1	(2)		(2)
Balance at end of period	91	92	92	91	92
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	175	176	165	174	137
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	8	7	11	23	33
Provision for (reversal of) credit losses changes in model			(1)		(1)
Provision for (reversal of) credit losses net remeasurement	(133)	(137)	(82)	(398)	(277)
Transfers to 12-month ECL	143	144	88	427	309
Transfers to lifetime ECL performing	(18)	(16)	(24)	(52)	(43)
Total provision for (reversal of) credit losses		(2)	(8)		21
Foreign exchange and other	4	1	(1)	5	(2)
Balance at end of period	179	175	156	179	156
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	184	194	173	181	159
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	5	6	4	17	13
Provision for (reversal of) credit losses net remeasurement	(72)	(94)	(71)	(260)	(388)
Transfers to 12-month ECL	96	93	88	308	432
Transfers to lifetime ECL performing	(20)	(15)	(22)	(53)	(44)
Total provision for (reversal of) credit losses	9	(10)	(1)	12	13
Balance at end of period	193	184	172	193	172
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	312	258	339	294	335
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	2	9	8	14	24
Provision for (reversal of) credit losses changes in model			(2)	12	(2)
Provision for (reversal of) credit losses net remeasurement	(43)	21	(76)	(107)	(165)
Transfers to 12-month ECL	55	33	55	139	156
Transfers to lifetime ECL performing	(9)	(13)	(7)	(31)	(29)
Total provision for (reversal of) credit losses	5	50	(22)	27	(16)
Foreign exchange and other	(6)	4	(7)	(10)	(9)
Balance at end of period	311	312	310	311	310
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,436
Balance at end of period	2,504	2,436	2,205	2,504	2,205
Loans	2,407	2,346	2,076	2,407	2,076
Undrawn credit facilities and other off-balance sheet exposures	97	90	129	97	129
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	151	165	110	142	69
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(5)	(4)	(2)	(11)	(3)
Provision for (reversal of) credit losses changes in model		4		4
Provision for (reversal of) credit losses net remeasurement	46	6	71	90	147
Transfers to 12-month ECL	(40)	(19)	(26)	(75)	(60)
Transfers to lifetime ECL performing	4	3	11	10	16
Transfers to lifetime ECL credit-impaired	(2)	(3)	(1)	(6)	(6)
Total provision for (reversal of) credit losses	3	(13)	53	12	94
Foreign exchange and other	(1)	(1)		(1)
Balance at end of period	153	151	163	153	163
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	724	735	588	709	656
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(14)	(15)	(8)	(43)	(43)
Provision for (reversal of) credit losses net remeasurement	149	155	162	487	363
Transfers to 12-month ECL	(142)	(144)	(88)	(426)	(308)
Transfers to lifetime ECL performing	20	17	24	56	48
Transfers to lifetime ECL credit-impaired	(25)	(24)	(16)	(72)	(53)
Total provision for (reversal of) credit losses	(12)	(11)	74	2	7
Foreign exchange and other			(1)	1	(2)
Balance at end of period	712	724	661	712	661
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	608	580	559	591	709
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(2)	(5)	(12)	(26)	(59)
Provision for (reversal of) credit losses net remeasurement	172	161	187	498	534
Transfers to 12-month ECL	(96)	(93)	(88)	(308)	(432)
Transfers to lifetime ECL performing	20	15	22	53	44
Transfers to lifetime ECL credit-impaired	(54)	(50)	(51)	(160)	(179)
Total provision for (reversal of) credit losses	40	28	58	57	(92)
Balance at end of period	648	608	617	648	617
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	953	912	691	864	490
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(32)	(2)	(8)	(54)	(14)
Provision for (reversal of) credit losses changes in model			(1)	29	5
Provision for (reversal of) credit losses net remeasurement	129	64	184	404	464
Transfers to 12-month ECL	(50)	(30)	(55)	(129)	(153)
Transfers to lifetime ECL performing	11	14	7	36	43
Transfers to lifetime ECL credit-impaired	(23)	(24)	(39)	(158)	(56)
Total provision for (reversal of) credit losses	35	22	88	128	289
Foreign exchange and other	(3)	19	(15)	(1)	(15)
Balance at end of period	991	953	764	991	764
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	887
Balance at end of period	840	887	1,001	840	1,001
Loans	829	885	1,000	829	1,000
Undrawn credit facilities and other off-balance sheet exposures	11	2	1	11	1
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	256	250	196	224	167
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(14)	(12)	(8)	(35)	(21)
Provision for (reversal of) credit losses changes in model		11	1	11	1
Provision for (reversal of) credit losses net remeasurement	27	13	39	83	94
Transfers to 12-month ECL				(1)	(1)
Transfers to lifetime ECL performing	(1)	(1)		(3)	(2)
Transfers to lifetime ECL credit-impaired	2	3	1	6	6
Total provision for (reversal of) credit losses	14	14	33	61	77
Write-offs	(8)	(4)	(21)	(15)	(31)
Recoveries	3			7	5
Interest income on impaired loans	(9)	(6)	(4)	(21)	(12)
Foreign exchange and other	2	2	(4)	2	(6)
Balance at end of period	258	256	200	258	200
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	196	187	167	181	146
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(10)	(9)	(7)	(30)	(21)
Provision for (reversal of) credit losses net remeasurement	121	110	105	339	260
Transfers to 12-month ECL	(1)			(1)	(1)
Transfers to lifetime ECL performing	(2)	(1)		(4)	(5)
Transfers to lifetime ECL credit-impaired	25	24	16	72	53
Total provision for (reversal of) credit losses	133	124	114	376	286
Write-offs	(146)	(132)	(117)	(404)	(304)
Recoveries	15	15	14	47	52
Interest income on impaired loans	(2)	(2)	(2)	(5)	(4)
Foreign exchange and other	(3)	4	(3)	(2)	(3)
Balance at end of period	193	196	173	193	173
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	111	96	66	284	156
Transfers to lifetime ECL credit-impaired	54	50	51	160	179
Total provision for (reversal of) credit losses	165	146	117	444	335
Write-offs	(198)	(177)	(147)	(535)	(426)
Recoveries	33	31	30	91	91
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	435	637	515	667	351
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(9)	(10)	(6)	(30)	(26)
Provision for (reversal of) credit losses net remeasurement	85	153	181	349	405
Transfers to 12-month ECL	(5)	(3)		(10)	(3)
Transfers to lifetime ECL performing	(2)	(1)		(5)	(14)
Transfers to lifetime ECL credit-impaired	23	24	39	158	56
Total provision for (reversal of) credit losses	92	163	214	462	418
Write-offs	(142)	(385)	(80)	(749)	(128)
Recoveries	18	31	3	67	19
Interest income on impaired loans	(20)	(21)	(15)	(64)	(27)
Foreign exchange and other	6	10	(9)	6	(5)
Balance at end of period	$ 389	$ 435	$ 628	$ 389	$ 628

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 “Insurance Contracts” (IFRS 17) in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.